Non-controlling interests (Tables)	12 Months Ended
Oct. 31, 2019
Non-controlling interests [Abstract]
Disclosure of non-controlling interests
This payment increased the Group’s shareholding from 81.05% to 84.24%.

	October 31, 2019	October 31, 2018	April 30, 2017
	$m	$m	$m
At November 1 / May 1	1.0	0.9	1.0
Share of profit after tax	0.3	0.1	(0.1)
At October 31	1.3	1.0	0.9

Non-controlling interests
Non-controlling interests relate to the companies detailed below:

Company name	Country of incorporation and principal place of business	October 31, 2019 Proportion held	October 31, 2018 Proportion held	April 30, 2017 Proportion held
Novell Japan Ltd	Japan	84.24%	81.05%	74.70%